Details of Cash From Operating Activities	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Details of Cash From Operating Activities
6.  DETAILS OF CASH FROM OPERATING ACTIVITIES

[a]	Cash and cash equivalents consist of:

	2024	2023

Bank term deposits and bankers’ acceptances	$497	$502
Cash	750	696
	$1,247	$1,198

[b]	Items not involving current cash flows:

	2024	2023

Depreciation	$1,510	$1,436
Amortization of acquired intangible assets	112	88
Amortization of other assets and intangible assets included in cost of goods sold	306	224
Deferred revenue amortization	(294)	(159)
Other non-cash charges	10	41
Deferred tax recovery	(110)	(261)
Dividends received in excess of equity income	78	37
Non-cash portion of Other expense, net [note 4]	245	236
	$1,857	$1,642

[c]	Changes in operating assets and liabilities:

	2024	2023

Accounts receivable	$454	$(819)
Inventories	153	(196)
Prepaid expenses and other	(35)	15
Accounts payable	(357)	609
Accrued salaries and wages	1	(23)
Other accrued liabilities	369	636
Income taxes payable (receivable)	96	(1)
	$681	$221